LEASES - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating lease costs	$ 5,050	$ 5,359	$ 5,434
Short-term lease costs	218	309	652
Amortization of ROU assets	24	28	27
Interests		4	5
Sublease income	(1,351)
Total lease costs	3,941	5,700	6,118
Operating cash flows from operating leases	5,152	5,707	4,932
Operating cash flows from financing leases	$ 34	44	43
Financing cash flows from financing leases		$ 4	$ 5
Minimum
LEASES
Remaining lease term of leases	1 year
Maximum
LEASES
Remaining lease term of leases	5 years